Average Annual Total Returns - Primary Shares - Federated Hermes Quality Bond Fund II	P 1 Year	P 5 Years	P 10 Years	Bloomberg Barclays U.S. Intermediate Credit Index1 (reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Intermediate Credit Index1 (reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Intermediate Credit Index1 (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.12%	4.91%	4.08%	7.08%	[1]	4.74%	[1]	4.18%	[1]

[1]	The Bloomberg Barclays U.S. Intermediate Credit Index measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Bloomberg Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.